Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended													6 Months Ended				12 Months Ended
	Aug. 16, 2012	Jun. 30, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financial information relating to reporting segments
Sales of metals		$ 204,525		$ 205,929		$ 230,593	$ 254,406		$ 204,564	$ 246,911		$ 343,575	$ 231,090	$ 199,624	$ 376,322		$ 458,970		$ 895,492		$ 1,021,200		$ 515,457
Production costs applicable to sales		(142,924)		(107,413)		(124,967)	(131,823)		(92,554)	(109,127)		(141,253)	(77,102)	(92,474)	(231,708)		(224,377)		(456,757)		(419,956)		(257,636)
Depreciation and depletion		(57,653)		(52,397)		(52,844)	(61,024)		(52,592)	(58,166)		(58,652)	(57,641)	(50,041)	(108,089)		(113,616)		(218,857)		(224,500)		(141,619)
Gross Profit		3,948					61,559								36,525		120,977		219,878		376,744		116,202
Exploration expense		6,774		6,441		6,957	6,305		6,567	7,517		4,772	4,077	2,762	13,615		12,872		26,270		19,128		14,249
Loss on impairment		86					4,813								205		4,813		5,825		0		0
Other operating expenses				5,883		11,836	13,680		8,664	10,577		11,507	12,931	15,805
OPERATING INCOME		(50,957)					41,574								(40,052)		85,761		153,545		306,796		74,900
Interest and other income, net		419					(3,221)								4,275		1,786		14,436		(6,610)		771
Interest expense		(10,930)					(7,557)								(20,662)		(14,227)		(26,169)		(34,774)		(30,942)
Loss on debt extinguishment	1,000																		(1,036)		(5,526)		(20,300)
Fair value adjustments, net		66,754					16,039								84,550		(7,074)		(23,487)		(52,050)		(117,094)
Income (provision) tax benefit		(23,134)					(23,862)								(33,654)		(39,298)		(68,612)		(114,337)		9,481
Income (loss) from continuing operations				37,550		(15,821)	22,973		3,975	11,364		31,060	38,611	12,464					48,677		93,499		(83,184)
Loss from discontinued operations																			0		0		(6,029)
Loss on sale of net assets of discontinued operations																			0		0		(2,095)
Net income		(35,040)		37,550		(15,821)	22,973		3,975	11,364		31,060	38,611	12,464	(22,770)		26,948		48,677		93,499		(91,308)
Segment assets				2,974,056						2,963,130									2,974,056		2,963,130		3,000,389
Segment assets		3,666,716		3,221,401						3,264,441					3,666,716				3,221,401		3,264,441		3,157,527
Capital expenditures		27,201		21,784		29,972	32,238		31,647	40,207		38,099	25,764	15,918	40,028		63,885		115,641		119,988		155,994
Palmarejo [Member]
Financial information relating to reporting segments
Sales of metals		86,217					136,365								143,643		260,087		442,098		513,097		230,024
Production costs applicable to sales		(55,218)					(62,538)								(81,937)		(108,397)		(197,478)		(186,201)		(127,658)
Depreciation and depletion		(35,557)					(42,748)								(64,507)		(80,517)		(146,595)		(159,264)		(91,505)
Gross Profit		(4,558)					31,079								(2,801)		71,173		98,025		167,632		10,861
Exploration expense		3,189					1,624								5,170		2,945		7,575		6,863		4,658
Loss on impairment		0					0										0		0
Other operating expenses		0					0										0		11		949		352
OPERATING INCOME		(7,747)					29,455								(7,971)		68,228		90,439		159,820		5,851
Interest and other income, net		(428)					(4,720)								1,514		(139)		4,017		(9,099)		914
Interest expense		(4,190)					(5,672)								(7,928)		(10,481)		(18,938)		(23,453)		(21,567)
Loss on debt extinguishment																			0		0		0
Fair value adjustments, net		61,066					14,105								75,494		(11,505)		(31,054)		(40,046)		(98,707)
Income (provision) tax benefit		(17,282)					(11,967)								(20,816)		(15,511)		(18,066)		(28,023)		16,901
Income (loss) from continuing operations																							(96,608)
Loss from discontinued operations																							0
Loss on sale of net assets of discontinued operations																							0
Net income		31,419					21,201								40,293		30,592		26,398		59,199		(96,608)
Segment assets				1,905,269	[1]					2,029,769	[1]								1,905,269	[1]	2,029,769	[1]	2,119,367	[1]
Segment assets		1,860,240	[1]				1,954,084	[1]							1,860,240	[1]	1,954,084	[1]
Capital expenditures		9,166	[2]				11,174	[2]							14,480	[2]	18,344	[2]	38,456	[2]	36,976	[2]	54,226	[2]
San Bartolome [Member]
Financial information relating to reporting segments
Sales of metals		49,236					53,383								82,377		94,759		178,005		267,502		142,989
Production costs applicable to sales		(32,815)					(22,773)								(48,494)		(36,381)		(71,428)		(79,679)		(60,023)
Depreciation and depletion		(4,941)					(4,070)								(9,696)		(8,289)		(16,709)		(22,410)		(19,650)
Gross Profit		11,480					26,540								24,187		50,089		89,868		165,413		63,316
Exploration expense		27					(70)								79		0		159		248		9
Loss on impairment		0					0								0		0		0
Other operating expenses		0					25								3,722		30		80		342		0
OPERATING INCOME		11,453					26,585								20,386		50,059		89,629		164,823		63,307
Interest and other income, net		683					631								1,288		726		9,719		156		(373)
Interest expense		(14)					(36)								(46)		(36)		(72)		(45)		(325)
Loss on debt extinguishment																			0		0		0
Fair value adjustments, net		0					0								0		0		0		0		0
Income (provision) tax benefit		(4,506)					(10,889)								(8,834)		(18,578)		(44,632)		(59,867)		(21,655)
Income (loss) from continuing operations																							40,954
Loss from discontinued operations																							0
Loss on sale of net assets of discontinued operations																							0
Net income		7,616					16,291								12,794		32,171		54,644		105,067		40,954
Segment assets				302,922	[1]					276,423	[1]								302,922	[1]	276,423	[1]	260,653	[1]
Segment assets		286,325	[1]				289,428	[1]							286,325	[1]	289,428	[1]
Capital expenditures		3,159	[2]				7,800	[2]							3,616	[2]	18,007	[2]	25,672	[2]	17,731	[2]	6,159	[2]
Kensington [Member]
Financial information relating to reporting segments
Sales of metals		30,851					21,124								70,126		31,500		110,987		151,186		23,628
Production costs applicable to sales		(30,154)					(16,106)								(53,718)		(33,197)		(87,089)		(101,672)		(14,043)
Depreciation and depletion		(13,261)					(9,719)								(26,647)		(16,324)		(41,645)		(35,839)		(17,487)
Gross Profit		(12,564)					(4,701)								(10,239)		(18,021)		(17,747)		13,675		(7,902)
Exploration expense		563					274								1,235		496		3,283		1,102		659
Loss on impairment		0					0								0		0		0
Other operating expenses		134					16								210		35		74		317		170
OPERATING INCOME		(13,261)					(4,991)								(11,684)		(18,552)		(21,104)		12,256		(8,731)
Interest and other income, net		150					0								281		0		(77)		4		(26)
Interest expense		(95)					(901)								(354)		(1,793)		(2,972)		(4,889)		(1,591)
Loss on debt extinguishment																			(1,036)		0		0
Fair value adjustments, net		6,350					2,187								10,577		1,636		4,089		(8,438)		(13,783)
Income (provision) tax benefit		0					0								(1)		0		0		(31)		(8)
Income (loss) from continuing operations																							(24,139)
Loss from discontinued operations																							0
Loss on sale of net assets of discontinued operations																							0
Net income		(6,856)					(3,705)								(1,181)		(18,709)		(21,100)		(1,098)		(24,139)
Segment assets				508,658	[1]					507,891	[1]								508,658	[1]	507,891	[1]	512,401	[1]
Segment assets		485,215	[1]				518,611	[1]							485,215	[1]	518,611	[1]
Capital expenditures		7,406	[2]				9,324	[2]							10,736	[2]	20,202	[2]	36,994	[2]	34,013	[2]	92,730	[2]
Rochester [Member]
Financial information relating to reporting segments
Sales of metals		34,903					34,153								74,377		52,911		132,392		57,331		54,323
Production costs applicable to sales		(23,054)					(20,751)								(44,557)		(30,317)		(74,256)		(28,257)		(24,760)
Depreciation and depletion		(2,324)					(2,060)								(4,505)		(3,702)		(8,065)		(2,824)		(1,890)
Gross Profit		9,525					11,342								25,315		18,892		50,071		26,250		27,673
Exploration expense		512					1,135								996		1,844		3,591		1,989		190
Loss on impairment		0					0								0		0		0
Other operating expenses		34,177					692								34,321		2,033		1,401		19,931		1,544
OPERATING INCOME		(25,164)					9,515								(10,002)		15,015		45,079		4,330		25,939
Interest and other income, net		0					239								57		288		358		57		681
Interest expense		(5)					(7)								(11)		(15)		(26)		(21)		0
Loss on debt extinguishment																			0		0		0
Fair value adjustments, net		0					0								0		0		0		0		0
Income (provision) tax benefit		0					0								0		0		0		0		0
Income (loss) from continuing operations																							26,620
Loss from discontinued operations																							0
Loss on sale of net assets of discontinued operations																							0
Net income		(25,169)					9,747								(9,956)		15,288		45,411		4,366		26,620
Segment assets				104,373	[1]					76,852	[1]								104,373	[1]	76,852	[1]	29,734	[1]
Segment assets		122,917	[1]				94,677	[1]							122,917	[1]	94,677	[1]
Capital expenditures		6,596	[2]				2,946	[2]							9,894	[2]	5,585	[2]	11,794	[2]	27,217	[2]	2,349	[2]
Martha [Member]
Financial information relating to reporting segments
Sales of metals		(161)					4,149								(662)		7,767		13,162		13,347		53,875
Production costs applicable to sales		0					(7,102)								0		(10,795)		(17,682)		(15,513)		(27,040)
Depreciation and depletion		(113)					(704)								(229)		(1,300)		(692)		(556)		(8,525)
Gross Profit		(274)					(3,657)								(891)		(4,328)		(5,212)		(2,722)		18,310
Exploration expense		603					2,763								1,587		6,174		8,648		6,367		5,791
Loss on impairment		86					4,813								205		4,813		5,825
Other operating expenses		861					81								1,906		279		2,108		156		0
OPERATING INCOME		(1,824)					(11,314)								(4,589)		(15,594)		(21,793)		(9,245)		12,519
Interest and other income, net		(177)					(494)								746		(570)		(1,153)		(544)		(3,974)
Interest expense		(1)					(1)								0		(1)		(3)		(458)		(90)
Loss on debt extinguishment																			0		0		0
Fair value adjustments, net		0					0								0		0		0		0		0
Income (provision) tax benefit		(117)					(28)								(44)		(239)		976		(1,219)		(8,523)
Income (loss) from continuing operations																							(68)
Loss from discontinued operations																							0
Loss on sale of net assets of discontinued operations																							0
Net income		(2,119)					(11,837)								(3,887)		(16,404)		(21,973)		(11,466)		(68)
Segment assets				9,813	[1]					19,717	[1]								9,813	[1]	19,717	[1]	21,290	[1]
Segment assets		6,757	[1]				13,070	[1]							6,757	[1]	13,070	[1]
Capital expenditures		10	[2]				529	[2]							10	[2]	1,188	[2]	1,193	[2]	3,426	[2]	100	[2]
Endeavor [Member]
Financial information relating to reporting segments
Sales of metals		3,479					5,232								6,461		11,946		18,848		18,737		10,618
Production costs applicable to sales		(1,683)					(2,553)								(3,003)		(5,290)		(8,824)		(8,634)		(4,112)
Depreciation and depletion		(1,220)					(1,592)								(2,044)		(3,236)		(4,591)		(3,148)		(1,989)
Gross Profit		576					1,087								1,414		3,420		5,433		6,955		4,517
Exploration expense		0					0								0		0		0		0		0
Loss on impairment		0					0								0		0		0
Other operating expenses		0					0								0		0		0		(1)		0
OPERATING INCOME		576					1,087								1,414		3,420		5,433		6,956		4,517
Interest and other income, net		0					0								0		0		0		0		0
Interest expense		0					0								0		0		0		0		0
Loss on debt extinguishment																			0		0		0
Fair value adjustments, net		0					0								0		0		0		0		0
Income (provision) tax benefit		85					0								84		0		409		0		0
Income (loss) from continuing operations																							4,517
Loss from discontinued operations																							0
Loss on sale of net assets of discontinued operations																							0
Net income		661					1,087								1,498		3,420		5,842		6,956		4,517
Segment assets				31,479	[1]					35,686	[1]								31,479	[1]	35,686	[1]	39,530	[1]
Segment assets		30,226	[1]				33,228	[1]							30,226	[1]	33,228	[1]
Capital expenditures		0	[2]				0	[2]							0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
La Preciosa [Member]
Financial information relating to reporting segments
Sales of metals		0													0
Production costs applicable to sales		0													0
Depreciation and depletion		(2)													(2)
Gross Profit		(2)													(2)
Exploration expense		690													690
Loss on impairment		0													0
Other operating expenses		0													0
OPERATING INCOME		(692)													(692)
Interest and other income, net		(11)													(11)
Interest expense		0													0
Fair value adjustments, net		0													0
Income (provision) tax benefit		0													0
Net income		(703)													(703)
Segment assets		409,458	[1]												409,458	[1]
Capital expenditures		735	[2]												735	[2]
Other Mining Properties [Member]
Financial information relating to reporting segments
Sales of metals		0					0								0		0		0		0		0
Production costs applicable to sales		0					0								1		0		0		0		0
Depreciation and depletion		(235)					(131)								(459)		(248)		(560)		(459)		(573)
Gross Profit		(235)					(131)								(458)		(248)		(560)		(459)		(573)
Exploration expense		1,190					579								3,858		1,413		3,014		2,559		2,942
Loss on impairment		0					0								0		0		0
Other operating expenses		12,873					8,053								22,598		15,154		30,564		29,126		24,987
OPERATING INCOME		(14,298)					(8,763)								(26,914)		(16,815)		(34,138)		(32,144)		(28,502)
Interest and other income, net		(16,990)					1,123								(16,827)		1,481		1,572		2,816		3,549
Interest expense		(6,625)					(940)								(12,323)		(1,901)		(4,158)		(5,908)		(7,369)
Loss on debt extinguishment																			0		(5,526)		(20,300)
Fair value adjustments, net		(662)					(253)								(1,521)		2,795		3,478		(3,566)		(4,604)
Income (provision) tax benefit		(1,314)					(978)								(4,043)		(4,970)		(7,299)		(25,197)		22,766
Income (loss) from continuing operations																							(34,460)
Loss from discontinued operations																							(6,029)
Loss on sale of net assets of discontinued operations																							(2,095)
Net income		(39,889)					(9,811)								(61,628)		(19,410)		(40,545)		(69,525)		(42,584)
Segment assets				111,542	[1]					16,792	[1]								111,542	[1]	16,792	[1]	17,414	[1]
Segment assets		103,464	[1]				16,654	[1]							103,464	[1]	16,654	[1]
Capital expenditures		129	[2]				465	[2]							557	[2]	559	[2]	1,532	[2]	625	[2]	430	[2]
Reportable Segment [Member]
Financial information relating to reporting segments
Sales of metals		204,525					254,406								376,322		458,970		895,492		1,021,200		515,457
Production costs applicable to sales		(142,924)					(131,823)								(231,708)		(224,377)		(456,757)		(419,956)		(257,636)
Depreciation and depletion		(57,653)					(61,024)								(108,089)		(113,616)		(218,857)		(224,500)		(141,619)
Gross Profit		3,948					61,559								36,525		120,977		219,878		376,744		116,202
Exploration expense		6,774					6,305								13,615		12,872		26,270		19,128		14,249
Loss on impairment		86													205		4,813		5,825
Other operating expenses		48,045					8,867								62,757		17,531		34,238		50,820		27,053
OPERATING INCOME		(50,957)					41,574								(40,052)		85,761		153,545		306,796		74,900
Interest and other income, net		(16,773)					(3,221)								(12,952)		1,786		14,436		(6,610)		771
Interest expense		(10,930)					(7,557)								(20,662)		(14,227)		(26,169)		(34,774)		(30,942)
Loss on debt extinguishment																			(1,036)		(5,526)		(20,300)
Fair value adjustments, net		66,754					16,039								84,550		(7,074)		(23,487)		(52,050)		(117,094)
Income (provision) tax benefit		(23,134)					(23,862)								(33,654)		(39,298)		(68,612)		(114,337)		9,481
Income (loss) from continuing operations																							(83,184)
Loss from discontinued operations																							(6,029)
Loss on sale of net assets of discontinued operations																							(2,095)
Net income		(35,040)					22,973								(22,770)		26,948		48,677		93,499		(91,308)
Segment assets		3,304,602		2,974,056	[1]					2,963,130	[1]				3,304,602				2,974,056	[1]	2,963,130	[1]	3,000,389	[1]
Segment assets		3,304,602	[1]				2,919,752	[1]							3,304,602	[1]	2,919,752	[1]
Capital expenditures		$ 27,201	[2]				$ 32,238	[2]							$ 40,028	[2]	$ 63,885	[2]	$ 115,641	[2]	$ 119,988	[2]	$ 155,994	[2]

[1]	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
[2]	Balance represents cash flow amounts